Capital and reserves - Distributions (Details) $ / shares in Units, ₽ in Thousands	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 USD ($) $ / shares
Capital and reserves
Dividend per share | $ / shares			$ 0.55		$ 0.50		$ 0.36
Dividends paid to parent		₽ 2,047,690	$ 27,849,643	₽ 1,800,520	$ 25,000,000	₽ 1,160,345	$ 18,000,000
Distributions to non-controlling interest (Note 17(d))	₽ 109,932	103,126		126,460
Dividends paid to non-controlling interests	₽ 106,978	₽ 102,731		₽ 131,456